UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Address of principal executive offices)

(Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Name and address of agent for service)

Copies to:

John Baker, Esq.

 Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

And

Greg Getts

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Everest Funds

Everest America Fund

April 30, 2008

TABLE OF CONTENTS

Page
Shareholder Letter ……………………………………………………………………………………………. 1-2

Allocation of Portfolio Assets………………………………………………………………………………… 3

Performance summary………………………………………………………………………………………… 4

Schedule of Investments……………………………………………………………………………………… 5-6

Statement of Assets and Liabilities…………………………………………………………………………… 7

Statement of Operations………………………………………………………………………………………. 8

Statement of Changes in Net Assets………………………………………………………………………….. 9

Financial Highlights…………………………………………………………………………………………... 10

Notes to the Financial Statements…………………………………………………………………………….. 11-15

Expense Example……………………………………………………………………………………………… 16

Information About Trustees and Officers……………………………………………………………………… 17

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit

Insurance Corporation or any other agency.

An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

June 2008

Dear Fellow Shareholders:

We are pleased to bring you Everest America Fund’s Annual Report for the six-month period ended April 30, 2008.

We would like to thank you for investing in the Everest America Fund and for your continued confidence in Everest Funds Management, LLC.  As you know, the Everest America Fund reflects our philosophy of investing in a core group of 30 to 50 S&P 500 Index stocks that have consistently out-performed the S&P 500 Index and have solid revenues and earnings.

We are proud to report that this philosophy has helped the Fund outperform the S&P 500 Index for the twelve-month period ended April 30, 2008, though we trailed for the six-month period ended April 30, 2008.  For complete performance information, see page 4.

Portfolio Review - Performance

For the six-month period ended April 30, 2008, the Everest America Fund underperformed the S&P 500 Index by 0.57%. The Everest America Fund lost 10.21%, versus the S&P 500 Index, which lost 9.64% for the six-month period.  While it’s never fun to report negative performance, our focus is more on the long-term performance relative to the S&P 500 Index.  This is where the news is much better.  We have been happy with the Funds long-term performance versus the S&P 500 Index since the Funds inception date on November 1, 2001.  We attribute the performance of the Fund to our continued investments in those companies that have historically been able to show consistent earnings growth and have outpaced the market over time.

The energy sector, which had a 5.60% return, was the lone positive sector for the six-month period ended April 30, 2008 in the S&P 500 Index.  Noble Energy, Inc. was up 14.03% and Chevron Corp. was up 6.54% to lead the sector for the six-month period ended April 30, 2008.

Some other individual companies that have performed well were Assurant, Inc., Becton, Dickinson and Co., Cummins, Inc., and Laboratory Corp. of America.  All four companies returned better than 5% for the six-month period ended April 30, 2008, which was a very challenging period.

During the period, we liquidated Bear Stearns Co., which turned out to be very good timing.  Within weeks of our sale, the company agreed to be bought out by JP Morgan, at a fraction of the price we sold just weeks prior, due to issues with its credit portfolio.

As we’ve said in previous reports, we have specifically kept away from technology companies due to their high valuations and low dividend rates.  Although we have invested more into technology over the last year or so, we still have less than 13% of the Fund’s portfolio invested in technology companies, versus the S&P 500 Index with over 15% in technology.  This under-allocation might have positively affected the Fund’s performance relative to the S&P 500 Index, as technology stocks lost approximately 16% during the six months ended April 30, 2008.

Outlook

The past six months has been a difficult time for both the Fund and the market as a whole.  The ongoing fears of a recession and credit issues have certainly weighed on the economy.  From our perspective, the companies we’ve invested in have continued to grow their earnings above most analysts’ expectations and should be well positioned for future growth.  Our outlook continues to be moderately bullish for the foreseeable future; we believe in the U.S. equity markets.

Anticipated Liquidation of the Fund

Over the past six and a half years, we have greatly enjoyed managing the Fund and helping grow the assets.  However, in light of the Fund’s failure to achieve economies of scale by attracting more assets, we are planning to liquidate the Fund in mid-July.  We will be winding operations of the Fund down and distributing assets to all shareholders at that time.

If you have any questions, or if you would like additional information about the Fund, please call us at 866-232-EVER, or visit our website at www.everestfund.com.  In closing, allow us to thank all of our shareholders again for your continued support over the years.

Sincerely,

Vinod Gupta

Curt Van Hill

President

Chief Investment Officer

Investment returns reflect fee waivers in effect.  In the absence of such waivers, total returns would be reduced.  Please refer to the “Schedule of Investments” in this report for further information regarding Fund holdings.  Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may invest in small and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  Returns shown include reinvestment of all dividends and capital gains.  It is not possible to invest directly in an index.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2008, the end of the reporting period.  The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions.  These opinions may not be relied upon as investment advice or an offer for a particular security.  The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund.  Statements of fact are from sources considered reliable, but the Adviser makes no representation or warranty as to their completeness or accuracy.  Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Everest America Fund
Schedule of Investments as of April 30, 2008 (Unaudited)

		COMMON STOCKS	Shares	Market Value

	9.86%	Hardware
		Apple Computer, Inc. *	1,600	$ 278,320
		Hewlett-Packard Co.	4,000	185,400
		MEMC Electronic Materials, Inc. *	2,407	151,569
		NVIDIA Corporation *	8,700	178,785
				794,074
	2.64%	Telecommunications
		AT&T, Inc.	5,500	212,905
				212,905
	11.31%	Healthcare
		Becton, Dickinson and Co.	2,100	187,740
		Celgene Corp. *	3,500	217,490
		Humana, Inc. *	2,800	133,812
		Laboratory Corporation of America *	2,400	181,488
		Thermo Electron Corp. *	3,293	190,566
				911,096
	7.18%	Consumer Services
		Abercrombie & Fitch Co.	2,500	185,775
		CVS Corp.	4,700	189,739
		McDonalds Corp.	3,400	202,572
				578,086
	20.80%	Financial Services
		Aetna, Inc.	3,700	161,320
		Assurant, Inc.	3,100	201,500
		Charles Schwab Corp	9,600	207,360
		CME Group, Inc.	400	182,980
		ETrade Financial Corp. *	29,700	118,206
		Loews Corp.	4,400	185,284
		Northern Trust Corp.	2,700	200,097
		T Rowe Price Group, Inc.	3,900	228,384
		The Chubb Corp.	3,600	190,692
				1,675,823
	8.86%	Consumer Goods
		Altria Group, Inc.	2,600	52,000
		Pepsico, Inc.	2,700	185,031
		Philip Morris Int'l Inc.	2,600	132,678
		Procter & Gamble, Co.	2,800	187,740
		Reynolds American, Inc.	2,900	156,165
				713,614
	17.03%	Industrial Materials
		Allegheny Technologies Inc.	2,300	158,309
		Cummins, Inc.	3,600	225,540
		Emerson Electric Co.	3,700	193,362
		General Dynamics Corp.	2,300	207,966
		Goodrich Corp	3,100	211,265
		Johnson Controls Inc.	5,600	197,456
		The Manitowoc Company, Inc.	4,700	177,754
				$ 1,371,652
Everest America Fund
Schedule of Investments as of April 30, 2008 (Unaudited)
(Continued)

		COMMON STOCKS (Continued)	Shares	Market Value

	15.16%	Energy
		Chevron Corp.	2,200	$ 211,530
		Exxon Mobil Corporation	2,200	204,754
		Marathon Oil Corp.	3,800	173,166
		Noble Energy, Inc.	2,400	208,800
		Schlumberger, Ltd.	2,300	231,265
		Williams Companies, Inc.	5,400	191,700
				1,221,215
	4.56%	Utilities
		Constellation Energy Group, Inc.	2,000	169,300
		Sempra Energy	3,500	198,345
				367,645

	97.40%	Total Common Stocks (Cost $7,434,157)		$ 7,846,110

		SHORT-TERM INVESTMENTS

		Fidelity Money market, 3.17% +	209,358	209,358

	2.60%	Total Short-Term Investments (Cost $209,358)		$ 209,358

	100.00%	Total Investments (Cost $7,643,515)		$ 8,055,468

*	Non-income producing security.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of April 30, 2008.

See Notes to the Financial Statements

Everest America Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2008

ASSETS:
Investments, at fair value (Cost $7,643,515)	$ 8,055,468
Cash	4,669
Dividends and interest receivable	5,343
Receivable from Investment Adviser (See Note 6)	32,965
Total assets	8,098,445

LIABILITIES:
Distribution payable	3,262
Management fees payable (See Note 6)	19,935
Audit and legal fees payable	16,809
Accrued expenses	841
Total liabilities	40,847

NET ASSETS	8,057,598

NET ASSETS CONSIST OF:
Capital stock	7,568,176
Accumulated undistributed net investment income	9,053
Accumulated undistributed net realized gain (loss) on investments sold	68,416
Net unrealized appreciation (depreciation) on investments	411,953
Total net assets	8,057,598

Shares outstanding (No par value, unlimited shares authorized)	688,549

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$ 11.70

See Notes to the Financial Statements.

Everest America Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months ended April 30, 2008

INVESTMENT INCOME:
Dividend income	$ 70,096
Interest income	8,158
Total investment income	78,254

EXPENSES:
Distribution fees	10,787
Adviser	43,148
Custodial fees	3,733
Audit	10,920
Blue sky	6,551
Trustee	182
Insurance	983
Legal	7,157
Miscellaneous	182
Printing and mailing	321
Registration expense	349
Transfer agent expense	7,327
Transfer agent fee	14,335
Total expenses before waiver and reimbursement	105,975
Less: Waiver of expenses and reimbursement from Advisor	(62,827)
Net expenses	43,148

NET INVESTMENT INCOME	35,106

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	71,697
Written covered calls	-
Change in unrealized appreciation (depreciation) on investments	(1,127,592)
Net realized and unrealized gain (loss) on investments	(1,055,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,020,789)

See Notes to the Financial Statements.

Everest America Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007
OPERATIONS:
Net investment income	$ 35,106	$ 81,344
Net realized gain on investment transactions	71,697	1,409,340
Change in unrealized appreciation on investments	(1,127,592)	427,251
Net increase in net assets resulting from operations	(1,020,789)	1,917,935

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(76,855)	(88,736)
Net realized gains	(1,410,907)	(657,707)
Total distributions	(1,487,762)	(746,443)

CAPITAL SHARE TRANSACTIONS:
Shares sold	293,435	4,547,177
Reinvestment of dividends	1,487,762	746,443
Shares redeemed	(2,006,088)	(6,172,442)
Net decrease in net assets resulting from capital share transactions	(224,891)	(878,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,733,442)	292,670

NET ASSETS:
Beginning of period	10,791,040	10,498,370
End of period (including current year and prior period undistributed net
Investment income of $9,053 and $50,801 respectively)	$ 8,057,598	$ 10,791,040

See Notes to the Financial Statements.

Everest America Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

	Six Months Ended
	April 30, 2008	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004
PER SHARE DATA:
Net asset value, beginning of period	$15.42	$14.06	$12.29	$10.76	$9.35
Income (loss) from investment operations:
Net investment income	0.05	0.10	0.10	0.05	0.03
Net realized and unrealized gain (loss) on investments	(1.44)	2.29	1.73	1.51	1.40
Total from investment operations	(1.39)	2.39	1.83	1.56	1.43
Less distributions:
Dividends from net investment income	(0.12)	(0.12)	(0.06)	(0.03)	(0.02)
Distributions from net realized gains	(2.21)	(0.91)	-	-	-
Total distributions	(2.33)	(1.03)	(0.06)	(0.03)	(0.02)
Net asset value, end of period	$11.70	$15.42	$14.06	$12.29	$10.76

TOTAL RETURN	-10.21%	18.11%	14.94%	14.55%	15.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$8,058	$10,791	$10,498	$11,502	$6,486

Ratio of net expenses to average net assets (1)	1.00%	1.00%	1.00%	1.25%	1.25%

Ratio of net investment income to average net assets (1)	0.59%	0.68%	0.78%	0.36%	0.31%

Portfolio turnover rate	113.57%	127.43%	107.99%	78.57%	146.85%

(1)

Without expense reimbursements of $62,827, $122,783, $131,211, $78,545 and $58,796 for the periods ended April 30, 2008, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 the ratio of expenses to average net assets would have been 2.46%, 2.03%, 2.15%, 2.10% and 2.71% respectively, and the ratio of net investment (loss) to average net assets would have been (0.87)%, (0.35)%, (0.37)%, (0.49)% and (1.15)% respectively.

See Notes to the Financial Statements.

Everest America Fund

Notes to the Financial Statements

April 30, 2008

1.

Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers one non-diversified portfolio to investors, the Everest America Fund (the “Fund”).  The accompanying financial statements and financial highlights consist of the Everest America Fund.

The investment objective of the Everest America Fund is long-term capital growth by investing primarily in common stocks selected for their growth potential.  The manager selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions.  Under normal market conditions, the Fund will invest in the securities of companies of any size.  The Fund’s investments mainly consist of common stocks, preferred stocks and convertible securities.  The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts (“ADRs”), securities of foreign companies, and options, such as writing covered call options and/or purchasing covered put options. The Fund normally concentrates its investments in a core group of 30 to 50 common stocks.  The Fund commenced operations on November 1, 2001.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

a)

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   Exchange Traded Funds (“ETFs”) listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b)

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP.

c)

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

d)

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security in determining the cost basis of debt securities.

e)

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. The Fund treats premiums received from writing options that expire unexercised on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

f)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Recent Announcements - In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Tax positions of the Fund are being evaluated to determine the impact of FIN 48, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund’s financial statements is being evaluated; however, management believes it will not have a material effect on the Fund.

In February 2007, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 159, “Fair Value Option for Financial Assets and Financial Liabilities” (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to measured at fair value. The Statement also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The application of SFAS 159 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 159 on the Fund’s financial statements is being evaluated; however, management believes it will not have a material effect on the Fund.

1.

Call Options Written

Transactions in options written during the six-months ended April 30, 2008 were as follows:

2.

Capital Share Transactions

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Each share will have a pro rata interest in the assets of the Everest America Fund and will have no interest in the assets of any other Fund.

Share transactions were as follows:

3.

Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six-months ended April 30, 2008 were as follows:

                Purchases—at cost

         $4,810,403

                Sales proceeds

$6,379,318

There were no purchases or sales of long-term U.S. government securities by the Fund.

4.

Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Everest America Fund’s average daily net assets.  The Adviser has contractually committed to waive its fees and/or reimburse expenses to the extent that Annual Fund Operating Expenses (including the management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 1.00% of the Fund’s average daily net assets on an annual basis.  This Fee Waiver and Expense Assumption Agreement shall continue in effect until October 31, 2008, and shall continue in effect from year to year thereafter, unless and until the Trust or the Adviser notifies the other party to the Agreement, at least thirty days prior to the end of a one-year period, of its intention to terminate the Agreement for the Fund.  During the six-month period ended April 30, 2008, the Adviser waived and reimbursed the Everest America Fund an aggregate of $62,827, of which $32,965 represented a receivable at April 30, 2008.  Management fees of $19,935 were owed to the Adviser for a net of $13,030 due the Fund at April 30, 2008.

The Fund has adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund’s average daily net assets.  Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature.  The Everest America Fund incurred $10,787 pursuant to the Plans for the six months ended April 30, 2008.

Since November 1, 2002, Mutual Shareholder Services, LLC has served as transfer agent and Fund accountant.  U.S. Bank, N.A. serves as custodian for the Fund. The Everest America Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

5.

Information for Federal Income Tax Purposes

Since the Fund’s policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation of Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$7,643,994	$881,999	($470,525)	$411,474	$9,053	$68,895

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the periods ended are as follows:

Year Ended	Ordinary Income Dividends	Ordinary Income Dividends Per Share	Short-Term Capital Gain Distributions	Short-Term Dividends Per Share	Long-Term Capital Gain Distributions	Long-Term Dividends Per Share
October 31, 2008	$ 76,855	$ 0.12054	$ 495,372	$ 0.77695	$ 915,535	$ 1.43594
October 31, 2007	$ 88,736	$ 0.12293	$ 0	$ 0	$ 657,707	$ 0.91115

At October 31, 2007, the Fund had no capital loss carry forwards, which may be used to offset future realized capital gains for Federal income tax purposes.

6.

Related Party Disclosure

The Trustees, officers, and related parties in aggregate held 90.04% of the Fund’s outstanding shares at April 30, 2008.  The officers of the Trust also serve as employees of the Adviser, which provides their compensation.

7.

Subsequent Event

Subsequent the period covered by this Semi-Annual Report, Fund management decided to recommend the liquidation of the Fund.  The Board of Trustees approved the liquidation of the Fund on June 18, 2008, and liquidation is expected to take place in mid-July.  Fund management does not anticipate a liquidation audit of the Fund.

 Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 31, 2007 to April 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $20.00 fee.  You will be charged a redemption fee equal to 0.50% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them.  IRA accounts will be charged an $8.00 annual maintenance fee.  The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

*

Expenses are equal to the Fund’s expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees.  Information pertaining to the Trustees and Officers of the Fund is set forth below.  The Fund’s Statement of Additional Information includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-866-232-EVER.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Other Directorships Held by Trustee
Vinod Gupta *+ 5805 S. 86th Circle Omaha, NE 68127 Age: 61	President, Treasurer and Trustee	Indefinite; Since 2000

President of Everest Funds Management, LLC, the Fund’s manager, and Everest Investment Management, LLC since May 2000; Founder of infoUSA, Inc.; Chairman of the Board of infoUSA, Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.

Chairman of the Board of Directors, infoUSA, Inc.
Jess A. Gupta*+ 2900 Washington St. San Francisco, CA 94115 Age: 29	Trustee	Indefinite; since 2003	Associate at infoUSA, Inc. since 1997.	None

Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 84	Independent Trustee	Indefinite; Since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	None
Kevin M. Cawley 8303 W. Dodge Omaha, NE 68114 Age: 55	Independent Trustee	Indefinite; since 2003	Diagnostic Radiologist at the Radiologic Center, Inc. from 1984 to present; Chairman of Radiology at Methodist Hospital in Omaha, NE; Imaging Director of the Methodist Health System.	None
George Kubat 4404 S 76th St Omaha, NE 68127 Age: 62	Independent Trustee	Indefinite; Since 2003	President of Phillips Manufacturing Co. since 1992; CPA and Partner, Coopers & Lybrand from 1970 to 1992.	None

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the 1940 Act.

+Jess Gupta is the son of Vinod Gupta.

The Trust paid no remuneration to its Trustees and officers during this period.  The Trustees served without compensation and the officers received their compensation from the Adviser.

Item 2. Code of Ethics.

Not Applicable to Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not Applicable to Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not Applicable to Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable, schedule is filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer has concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not Applicable to Semi-Annual Reports.

(a)(2)

Certification required by Item 12(a)(2) of Form N-CSR is filed herewith.

(a)(3)

Not Applicable

(b)

Certification required by Item 12(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Everest Funds

By /s/Vinod Gupta
*Vinod Gupta
President and Treasurer

Date: July 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vinod Gupta
*Vinod Gupta
President and Treasurer

Date: July 9, 2008

* Print the name and title of each signing officer under his or her signature.